CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
General and administrative costs	$ 811,301	$ 20,449
Loss from operations	(811,301)	(20,449)
Other income:
Interest earned on investments held in Trust Account	2,491,718
Other income	2,491,718
Net income (loss)	$ 1,680,417	$ (20,449)
Class A ordinary shares subject to redemption
Other income:
Basic weighted average shares outstanding (In shares)	27,600,000
Diluted weighted average shares outstanding (In shares)	27,600,000
Basic net income (loss) per share (In dollars per share)	$ 0.05
Diluted net income (loss) per share (In dollars per share)	$ 0.05
Class B ordinary shares
Other income:
Basic weighted average shares outstanding (In shares)	6,900,000	6,900,000
Diluted weighted average shares outstanding (In shares)	6,900,000	6,900,000
Basic net income (loss) per share (In dollars per share)	$ 0.05	$ 0
Diluted net income (loss) per share (In dollars per share)	$ 0.05	$ 0